Accrued Expenses, Accounts Payable and Other Liabilities	9 Months Ended
Sep. 30, 2014
Accrued Expenses, Accounts Payable and Other Liabilities
Accrued Expenses, Accounts Payable and Other Liabilities

12. Accrued Expenses, Accounts Payable and Other Liabilities

        Accrued expenses, accounts payable and other liabilities for the Successor and Accrued interest and other payables for the Predecessor were comprised of the following at the respective dates:

	Successor	Predecessor
	September 30, 2014	December 31, 2013

	(Dollars in thousands)	(Dollars in thousands)
Accrued expenses	$408,688	$354,398
Accrued interest	239,257	284,684
Deferred revenue(a)	282,899	—
Derivative liabilities(b)	2,091	—

	$932,935	$639,082

(a)
Deferred revenue for the Predecessor was presented within Security deposits, deferred overhaul rental and other customer deposits on the December 31, 2013, Condensed, Consolidated Balance Sheets. See Note 14—Security Deposits on Aircraft, Deferred Overhaul Rental and Other Customer Deposits.

(b)
Derivative liabilities for the Predecessor were presented separately on the December 31, 2013, Condensed, Consolidated Balance Sheet.